Income taxes (Details 4) - INR (₨) ₨ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		₨ 11,939	₨ 3,558	₨ 2,898
Inventory [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		3,216	3,285
Minimum Alternate Tax [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	[1]	6,246	1,630
Trade and other receivables [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		369	316
Operating and other tax loss carry-forward [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		3,399	297
Other current assets and other current liabilities, net [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		1,448	1,315
Property, plant and equipment [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		(2,361)	(2,665)
Other intangible assets [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		(477)	(662)
Others [Member]
Disclosure of temporary differences in deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)		₨ 99	₨ 42

[1]	As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT” tax) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT tax computed under section 115JB of the Tax Act. If in any year the company pays liability as per MAT, then it is entitled to claim credit of MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated.